File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Prospectus dated February 28, 2003.

This information reflects changes to the Prospectus Sections, "Enterprise Growth and Income Fund (page 26), "Transaction and Account Policies" (page 87), and "The Fund Managers" (page 93).

On page 26 the following replaces the "Fund Profile" information:

Investment Objective    Total return through capital appreciation with income as
                        a secondary consideration

Principal Investments   Broadly diversified group of U.S. common stocks

Fund Manager            UBS Global Asset Management (US) Inc.

Who May Want to Invest Investors who want the value of their investment to grow with the potential of receiving dividend income

Investment Strategies The Growth and Income Fund invests primarily in U.S. common stocks of large capitalization stocks that offer the opportunity for capital appreciation, but also may hold small and intermediate capitalization stocks. The Fund may also invest in companies that have the potential to provide dividend income.

In selecting securities, the Fund Manager focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Fund Manager's assessment of what a security is worth. The Fund Manager will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Fund Manager bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Fund Manager then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive price/value characteristics.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. The Fund's investment in small and intermediate capitalization stocks may be more volatile that investments in larger companies. Such securities may be less liquid than others and this could make it difficult to sell a security at the time and price desired. The Fund's investments in derivatives may rise or fall more rapidly than other investments.

On page 87 under the "Valuation of Shares", the third paragraph is replaced with the following:

Except with respect to the Money Market Fund, investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. If there are not current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Directors.

On page 93 under the "Growth and Income Fund Name of Fund and Name and Address of Fund Manager", the information is replaced with the following:

UBS Global Asset Management (US) Inc.
("UBS Global AM")
51 West 52nd Street
New York, New York  1019

Under the "Growth and Income Fund - The Fund Manager's Experience", the information is replaced with the following:

UBS Global AM was formerly known as Brinson Advisors, Inc., which has provided investment counseling for over 50 years. It is an indirect, wholly-owned subsidiary of UBS AG. As of December 31, 2002, assets under management were $76.6 billion. Usual account minimum is $50 million.

Under the "Growth and Income Fund Managers", the information is replaced with the following:

John C. Leonard leads a team that manages the Fund. He is Managing Director of North American Core Equities and has been with UBS Global AM since 1991. He has 18 years' investment industry experience.


April 15, 2003

File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Class Y Prospectus dated February 28, 2003.

This information reflects changes to the Prospectus Sections, "Enterprise Growth and Income Fund (page 26), "Transaction and Account Policies" (page 75), and "The Fund Managers" (page 81).

On page 26 the following replaces the "Fund Profile" information:

Investment Objective    Total return through capital appreciation with income as
                        a secondary consideration

Principal Investments   Broadly diversified group of U.S. common stocks

Fund Manager            UBS Global Asset Management (US) Inc.

Who May Want to Invest Investors who want the value of their investment to grow with the potential of receiving dividend income

Investment Strategies The Growth and Income Fund invests primarily in U.S. common stocks of large capitalization stocks that offer the opportunity for capital appreciation, but also may hold small and intermediate capitalization stocks. The Fund may also invest in companies that have the potential to provide dividend income.

In selecting securities, the Fund Manager focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Fund Manager's assessment of what a security is worth. The Fund Manager will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Fund Manager bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Fund Manager then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive price/value characteristics.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. The Fund's investment in small and intermediate capitalization stocks may be more volatile that investments in larger companies. Such securities may be less liquid than others and this could make it difficult to sell a security at the time and price desired. The Fund's investments in derivatives may rise or fall more rapidly than other investments.

On page 75 under the "Valuation of Shares", the third paragraph is replaced with the following:

Except with respect to the Money Market Fund, investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. If there are not current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Directors.

On page 81 under the "Growth and Income Fund Name of Fund and Name and Address of Fund Manager", the information is replaced with the following:

UBS Global Asset Management (US) Inc.
("UBS Global AM")
51 West 52nd Street
New York, New York  1019

Under the "Growth and Income Fund - The Fund Manager's Experience", the information is replaced with the following:

UBS Global AM was formerly known as Brinson Advisors, Inc., which has provided investment counseling for over 50 years. It is an indirect, wholly-owned subsidiary of UBS AG. As of December 31, 2002, assets under management were $76.6 billion. Usual account minimum is $50 million.

Under the "Growth and Income Fund Managers", the information is replaced with the following:

John C. Leonard leads a team that manages the Fund. He is Managing Director of North American Core Equities and has been with UBS Global AM since 1991. He has 18 years' investment industry experience.


April 15, 2003


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File Number 2-28097
Amendment to the Statement of Additional Information
By Supplement or Sticker
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Statement of Additional Information Dated February 28, 2003.

Under the "Investment Strategies" section, the following replaces the Growth and Income Fund paragraph:

The Growth and Income Fund invests primarily in U.S. common stocks of large capitalization stocks that offer the opportunity for capital appreciation, but also may hold small and intermediate capitalization stocks. The Fund may also invest in companies that have the potential to provide dividend income.

In selecting securities, the Fund Manager focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Fund Manager's assessment of what a security is worth. The Fund Manager will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Fund Manager bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Fund Manager then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive price/value characteristics.

Under the "Fund Manager Arrangements" section, the following replaces the Name and Control Persons of the Fund Manager information for the Growth and Income
Fund:

UBS Global Asset Management (US) Inc. is a wholly-owned subsidiary of UBS AG.



April 15, 2003